ING Life Insurance and Annuity Company
and its
Variable Annuity Account C

ING Map Plus NPSM

Supplement dated June 26, 2009 to the Contract Prospectus, Contract Prospectus
Summary and Statement of Additional Information, each dated May 1, 2009, as amended

The following information updates and amends certain information contained in your variable annuity Contract
Prospectus, Contract Prospectus Summary and Statement of Additional Information (“SAI”). Please read it carefully and keep it with your current Contract Prospectus, Contract Prospectus Summary and SAI for future reference.

1.	The share class of the BlackRock Mid Cap Value Opportunities Fund available under your contract is Investor A shares. Accordingly, all references to Class A of the BlackRock Mid Cap Value Opportunities Fund are hereby deleted and replaced with Investor A shares.

2.	The information for ING Clarion Real Estate Portfolio and ING U.S. Bond Index Portfolio in Appendix IV – Fund Descriptions of the Contract Prospectus is hereby deleted and replaced with the following:

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Investors Trust – ING Clarion	Directed Services LLC	A non-diversified portfolio that seeks total
Real Estate Portfolio		return.
Subadviser: ING
Clarion Real Estate
Securities L.P.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks investment results (before fees and
U.S. Bond Index Portfolio		expenses) that correspond to the total return of
	Subadviser: Neuberger	the Barclays Capital U.S. Aggregate Bond
	Berman Fixed Income	Index® .
LLC

3.	The information for ING Opportunistic LargeCap Value Portfolio (Class I) and ING U.S. Bond Index® Portfolio (Class I) in the Subaccount Administrative Adjustment Charge chart on page 21 of the Contract Prospectus and page 9 of the Contract Prospectus Summary is hereby deleted and replaced with the following:

Fund or Fund Family	Charge	Fund or Fund Family	Charge
ING Opportunistic LargeCap Portfolio (Class I)	0.15%	ING U.S. Bond Index Portfolio (Class I)	0.25%

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial Advisers,
LLC (Member SIPC), One Orange Way, Windsor, CT 06095-4774, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V. Insurance obligations are the responsibility of each individual company.

X.109860-09B	June 2009